UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

Date of Report (Date of earliest event reported)	February 18, 2026

Commission File Number of securitizer:	N/A

Central Index Key Number of securitizer:	0001851308

Steve Bashmakov, (516) 982-3330
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of Depositor:	Not applicable

______________________________________________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART I. REPRESENTATIONS AND WARRANTIES INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representation and Warranties Disclosure

As a securitizer of litigation receivables, US Claims Litigation Funding, LLC provides the tabular disclosures below with respect to the issuance(s) of asset-backed notes identified below for which there was reportable repurchase activity during the reporting period covered by this Form ABS-15G, as well as previously unreported repurchases:

(1)	The information reported in columns (d) through (f) is by aggregate balance of pool of assets at the time of the second upsize of the securitization, which closed in January 2026.
(2)	The respective percentages are determined using aggregate balance of pool of assets as of the time of the second securitization, which closed in January 2026.
(3)	The respective percentages are determined using aggregate balance of the pool of assets as of the end of the reporting period during which the repurchases were made.
(4)	Repurchased effective October 1, 2025.
(5)	Repurchased effective May 8, 2025.
(6)	Repurchased effective November 8, 2024.
(7)	Repurchased effective September 30, 2024.
(8)	Percentage is based on total assets as of December 31, 2025.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

US Claims Litigation Funding, LLC (Securitizer)

Dated: February 18, 2026

By:	/s/ Steve Bashmakov
Name:	Steve Bashmakov
Title:	Chief Executive Officer

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